Related Party Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Agreements
Related Party Agreements

Note 4 - Related Party Agreements

Founders Agreement and Management Services Agreement with Fortress

With respect to the Company’s Management Services Agreement (the “Management Services Agreement”) with Fortress for the three and nine months ended September 30, 2024 and 2023, expenses related to the MSA are recorded 50% in research and development expenses and 50% in general and administrative expenses in the Unaudited Statements of Operations. For the three months ended September 30, 2024 and 2023, the Company recorded expense of $0.1 million and $0.1 million, respectively, related to the MSA. For the nine months ended September 30, 2024 and 2023, the Company recorded expense of $0.4 million and $0.4 million, respectively.

Under the terms of the Second Amended and Restated Founders Agreement (the “Founders Agreement”), which became effective July 22, 2016, Fortress will receive a grant of shares of the Company’s common stock equal to two and one-half percent (2.5%) of the gross amount of any equity or debt financing. For the nine months ended September 30, 2024, the Company issued 12,833 shares to Fortress in connection with the equity financings. For the three months ended September 30, 2024 and 2023, the Company recorded expense of approximately $29,000 and $4,000, respectively, in general and administrative expenses related to these shares. For the nine months ended September 30, 2024 and 2023, the Company recorded expense of approximately $0.2 million and $4,000, respectively, in general and administrative expenses related to these shares.

Annual Stock Dividend

Pursuant to the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), the Company issued 7,061 shares of common stock to Fortress as the Annual Stock Dividend (as such term is defined in the Certificate of Incorporation), representing 2.5% of the fully-diluted outstanding equity of Mustang on January 2, 2024. This was recorded in the Statement of Stockholders’ Equity at December 31, 2023, as Common stock issuable – Founders Agreement. The Company recorded an expense of approximately $0.5 million in research and development – licenses acquired related to these issuable shares during the year ended December 31, 2023.

Payables and Accrued Expenses Related Party

In the normal course of business Fortress pays for certain expenses on behalf of the Company. Such expenses are recorded as payables and accrued expenses - related party.

Note 4 - Related Party Agreements

Founders Agreement and Management Services Agreement with Fortress

Effective March 13, 2015, the Company entered a Founders Agreement with Fortress, which was amended and restated on May 17, 2016, and again on July 26, 2016 (the “Mustang Founders Agreement”). The Mustang Founders Agreement provides that, in exchange for the time and capital expended in the formation of Mustang and the identification of specific assets the acquisition of which result in the formation of a viable emerging growth life science company, Fortress loaned $2.0 million, representing the up-front fee required to acquire the Company’s license agreement with COH. The Mustang Founders Agreement has a term of 15 years, which upon expiration automatically renews for successive one-year periods unless terminated by Fortress and the Company or a Change in Control (as defined in the Mustang Founders Agreement) occurs. Concurrently with the second amendment on July 26, 2016, to the Mustang Founders Agreement, Fortress entered into an Exchange Agreement whereby Fortress exchanged its 7.25 million Class B Common shares for 7.0 million common shares and 250,000 Class A Preferred shares. Class A Preferred Stock is identical to common stock other than as to voting rights, conversion rights and the Annual Stock Dividend right (as described below). Each share of Class A Preferred Stock is entitled to vote the number of votes that is equal to one and one-tenth (1.1) times a fraction, the numerator of which is the sum of (A) the shares of outstanding Mustang common stock and (B) the whole shares of Mustang common stock into which the shares of outstanding Class A Common Stock and Class A Preferred Stock are convertible and the denominator of which is the number of shares of outstanding Class A Preferred Stock. Thus, the Class A Preferred Stock will at all times constitute a voting majority. Each share of Class A Preferred Stock is convertible, at Fortress’ option, into one fully paid and nonassessable share of Mustang common stock, subject to certain adjustments. As holders of Class A Preferred Stock, Fortress will receive on each January 1 (each a “Annual Stock Dividend Payment Date”) until the date all outstanding Class A Preferred Stock is converted into common stock, pro rata per share dividends paid in additional fully paid and nonassessable shares of common stock (“Annual Stock Dividends”) such that the aggregate number of shares of common stock issued pursuant to such Annual Stock Dividend is equal to two and one-half percent (2.5%) of Mustang’s fully-diluted outstanding capitalization on the date that is one (1) business day prior to any Annual Stock Dividend Payment Date. The Company records the value of all shares issued for the Annual Stock Dividend as research and development – licenses expense in its Statements of Operations.

Pursuant to the Amended and Restated Articles of Incorporation, the Company issued 7,061 shares of common stock to Fortress for the Annual Stock Dividend, representing 2.5% of the fully-diluted outstanding equity of Mustang on January 1, 2024. The value of these shares is shown in the Statement of Stockholders’ Equity at December 31, 2023, as Common stock issuable – Annual Stock Dividend. The Company recorded an expense of approximately $0.5 million in research and development – licenses acquired related to these issuable shares during the year ended December 31, 2023.

Pursuant to the Amended and Restated Articles of Incorporation, the Company issued 3,742 shares of common stock to Fortress for the Annual Stock Dividend, representing 2.5% of the fully-diluted outstanding equity of Mustang on January 1, 2023. The value of these shares is shown in the Statement of Stockholders’ Equity at December 31, 2022, as Common stock issuable – Annual Stock Dividend. The Company recorded an expense of approximately $1.1 million in research and development – licenses acquired related to these issuable shares during the year ended December 31, 2022.

As additional consideration under the Mustang Founders Agreement, Mustang will also: (i) pay an equity fee in shares of common stock, payable within five (5) business days of the closing of any equity or debt financing for Mustang that occurs after the effective date of the Mustang Founders Agreement and ending on the date when Fortress no longer has majority voting control in the Company’s voting equity, equal to two and one-half (2.5%) of the gross amount of any such equity or debt financing; and (ii) pay a cash fee equal to four and one-half percent (4.5%) of the Company’s annual net sales, payable on an annual basis, within ninety (90) days of the end of each calendar year. In the event of a Change in Control, the Company will pay a one-time change in control fee equal to five (5x) times the product of (A) net sales for the twelve (12) months immediately preceding the change in control and (B) four and one-half percent (4.5%) (see Note 9). The Company records the value of all shares issued for the equity fee component of the Mustang Founders Agreement as Stock-based compensation expense in its Statements of Operations.

Effective as of March 13, 2015, the Company entered into a Management Services Agreement (the “MSA”) with Fortress, pursuant to which Fortress renders advisory and consulting services to the Company. The MSA has an initial term of five years and is automatically renewed for successive five-year terms unless terminated in accordance with its provisions. Services provided under the MSA may include, without limitation, (i) advice and assistance concerning any and all aspects of the Company’s operations, clinical trials, financial planning and strategic transactions and financings and (ii) conducting relations on behalf of the Company with accountants, attorneys, financial advisors and other professionals (collectively, the “Services”). The Company is obligated to utilize clinical research services, medical education, communication and marketing services and investor relations/public relation services of companies or individuals designated by Fortress, provided those services are offered at market prices. However, the Company is not obligated to take or act upon any advice rendered from Fortress and Fortress shall not be liable for any of its actions or inactions based upon their advice. Pursuant to the MSA and the Company’s Certificate of Incorporation, Fortress and its affiliates, including all members of the Company’s Board of Directors, will have no fiduciary or other duty to communicate or present any corporate opportunities to the Company or to refrain from engaging in business that is similar to that of the Company. In consideration for the Services, the Company will pay Fortress an annual consulting fee of $0.5 million (the “Annual Consulting Fee”), payable in advance in equal quarterly installments on the first business day of each calendar quarter in each year, provided, however, that such Annual Consulting Fee shall be increased to $1.0 million for each calendar year in which the Company has net assets in excess of $100 million at the beginning of the calendar year. The Company records fifty percent of the Annual Consulting Fee in research and development expense and fifty percent in general and administrative expense in the Statement of Operations. For the years ended December 31, 2023 and 2022, the Company recorded expense of $1.0 million and $0.5 million, respectively, related to this agreement.

For the year ended December 31, 2023, the Company did not issue any shares of common stock and recorded the value of 1,319 shares issuable to Fortress, which equaled 2.5% of the sum of the gross proceeds of $0.2 million from the sale of shares of common stock under Mustang’s At-the-Market Offering and $4.4 million gross proceeds on the Registered Direct Offering. The Company recorded an expense of approximately $0.1 million in general and administrative expenses related to these shares for the year ended December 31, 2023.

For the year ended December 31, 2022, the Company issued 259 shares of common stock and did not record any shares issuable to Fortress, which equaled 2.5% of the gross proceeds of $6.6 million from the sale of shares of common stock under Mustang’s At-the-Market Offering. The Company recorded an expense of approximately $0.2 million in general and administrative expenses related to these shares for the year ended December 31, 2022.

Payables and Accrued Expenses Related Party

In the normal course of business Fortress pays for certain expenses on behalf of the Company. Such expenses are recorded as Payables and accrued expenses - related party and are reimbursed to Fortress in the normal course of business.

Director Compensation

Dr. Rosenwald

Pursuant to the terms of the Director Compensation Plan, Dr. Rosenwald will receive a cash fee of $50,000 per year paid quarterly and an annual stock award of the greater of (i) a number of shares of common stock having a fair market value on the grant date of $50,000 or (ii) 200 shares of common stock, which shares shall vest and become non-forfeitable on the third anniversary of the grant date, subject to continued service on the Board on such date.

For the year ended December 31, 2023, the Company recognized $100,000 in expense in its Statements of Operations related to the director compensation, including approximately $50,000 in expense related to equity incentive grants. For the year ended December 31, 2022, the Company recognized $100,000 in expense in its Statements of Operations related to the director compensation, including approximately $50,000 in expense related to equity incentive grants. The Company issued Dr. Rosenwald 144 and 95 restricted stock awards for the years ended December 31, 2023 and 2022, respectively.

Mr. Weiss - Advisory Agreement with Caribe BioAdvisors, LLC

The Board of the Company by unanimous written consent approved and authorized the execution of an advisory agreement dated January 1, 2017 (the “Advisory Agreement”), with Caribe BioAdvisors, LLC (the “Advisor”), owned by Michael S. Weiss, the Chairman of the Board, to provide the board advisory services of Mr. Weiss as Chairman of the Board. Pursuant to the Advisory Agreement, the Advisor will be paid an annual cash fee of $60,000, paid quarterly and an annual stock award of the greater of (i) a number of shares of common stock having a fair market value on the grant date of $50,000 or (ii) 200 shares of common stock, which shares shall vest and become non-forfeitable on the third anniversary of the grant date, subject to continued service on the Board on such date.

For the year ended December 31, 2023, the Company recognized $110,000 in expense in its Statements of Operations related to the advisory agreement, including approximately $50,000 in expense related to equity incentive grants. For the year ended December 31, 2022, the Company recognized $110,000 in expense in its Statements of Operations related to the advisory agreement, including approximately $50,000 in expense related to equity incentive grants. The Company issued Mr. Weiss 144 and 95 shares of restricted stock for the years ended December 31, 2023 and 2022, respectively.